EXCEPTIONAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2024
Exceptional Items
Schedule of exceptional items

	2024	2023	2022
Restructuring (i)	(99.3)	(109.4)	(101.8)
COVID-19 impacts (ii)	-	-	(16.7)
Legal fees (iii)	-	(94.7)	-
Effects of the application of IAS 29 (hyperinflation)	(1.5)	(2.3)	(8.2)
Write-offs of investments (iv)	-	-	(16.6)
Total	(100.8)	(206.4)	(143.3)

(i)	The restructuring expenses primarily relate to organizational alignments as a result of operational improvements, sizing and digitalization efforts in Brazil, LAS, CAC and Canada.

(ii)	COVID-19 expenses refer to: (a) additional administrative expenses required to ensure the safety of the Company’s people (such as an increased frequency of cleaning at the Company’s facilities, or providing alcohol gel and masks for our employees); (b) donations; (c) Company initiatives providing support to certain customer ecosystems where necessary due to the COVID-19 pandemic

(iii)	In 2003 some holders of warrants issued by Cervejaria Brahma filed lawsuits challenging the criteria used to calculate the exercise prices of these warrants. In 2023, the Company obtained some final favorable decisions on this matter, which was already classified as representing a remote likelihood of loss. The amount recorded in this line item refers to the provision for legal fees related to this matter.

(iv)	Refers to the write-off of an investment in a line of business in Canada.